Summary of Significant Accounting Policies (Details) - Schedule of Useful Lives of Property and Equipment	Apr. 30, 2024
Land [Member]
Schedule of Useful Lives of Property and Equipment [Line Items]
Property and equipment useful lives	Infinite
Leasehold improvements [Member]
Schedule of Useful Lives of Property and Equipment [Line Items]
Property and equipment useful lives	Lesser of estimated useful life or the remaining lease term
Minimum [Member] | Buildings and improvements [Member]
Schedule of Useful Lives of Property and Equipment [Line Items]
Estimated useful life	5 years
Minimum [Member] | Vehicles [Member]
Schedule of Useful Lives of Property and Equipment [Line Items]
Estimated useful life	2 years
Minimum [Member] | Tools and fixtures [Member]
Schedule of Useful Lives of Property and Equipment [Line Items]
Estimated useful life	2 years
Maximum [Member] | Buildings and improvements [Member]
Schedule of Useful Lives of Property and Equipment [Line Items]
Estimated useful life	19 years
Maximum [Member] | Vehicles [Member]
Schedule of Useful Lives of Property and Equipment [Line Items]
Estimated useful life	6 years
Maximum [Member] | Tools and fixtures [Member]
Schedule of Useful Lives of Property and Equipment [Line Items]
Estimated useful life	15 years